Income taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets and Liabilities
Deferred tax assets	$ 28,812	$ 26,839
Deferred tax liabilities	5,512	5,705
Non-current assets	8,446	9,343
Non-current liabilities	(2,934)	(3,638)
Deferred tax assets (liabilities)	5,512	5,705	$ 1,125
Non-capital loss carryforwards
Deferred Income Tax Assets and Liabilities
Deferred tax assets	21,897	19,541
Stream and other assets
Deferred Income Tax Assets and Liabilities
Deferred tax assets	6,915	7,298
Royalties and other assets
Deferred Income Tax Assets and Liabilities
Deferred tax liabilities	$ (23,300)	$ (21,134)